Stock-based compensation - Summary of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	10,060,296	11,823,310	6,796,039
Weighted average remaining contractual life of outstanding share options (years)	5 years 2 months 8 days	5 years 9 months 25 days
Weighted average exercise price, options outstanding (in USD per share)	$ 30.58	$ 38.37	$ 24.56
Number of share options exercisable (in shares) | shares	3,771,711	2,600,818
Weighted average remaining contractual life of share options exercisable (years)	3 years 11 months 8 days	4 years 5 months 12 days
Weighted average exercisable price, options expired (in USD per share)	$ 31.24	$ 23.05
Exercise price range one
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,930,537	2,735,944
Weighted average remaining contractual life of outstanding share options (years)	5 years 1 month 2 days	4 years 9 months 25 days
Weighted average exercise price, options outstanding (in USD per share)	$ 12.19	$ 11.60
Number of share options exercisable (in shares) | shares	719,850	1,017,325
Weighted average remaining contractual life of share options exercisable (years)	2 years 2 months 15 days	3 years 3 months 10 days
Weighted average exercisable price, options expired (in USD per share)	$ 5.80	$ 5.02
Exercise price range one | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	2.17	0.30
Exercise price range one | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 18.92	$ 21.90
Exercise price range two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,886,776	2,137,518
Weighted average remaining contractual life of outstanding share options (years)	5 years 7 months 9 days	5 years 8 months 1 day
Weighted average exercise price, options outstanding (in USD per share)	$ 21.49	$ 24.29
Number of share options exercisable (in shares) | shares	384,078	796,323
Weighted average remaining contractual life of share options exercisable (years)	4 years 2 months 26 days	5 years 1 month 13 days
Weighted average exercisable price, options expired (in USD per share)	$ 21.79	$ 24.90
Exercise price range two | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	18.93	21.91
Exercise price range two | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 22.62	$ 27.52
Exercise price range three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,268,067	2,238,268
Weighted average remaining contractual life of outstanding share options (years)	4 years 5 months 15 days	6 years 4 months 2 days
Weighted average exercise price, options outstanding (in USD per share)	$ 23.99	$ 30.75
Number of share options exercisable (in shares) | shares	1,409,502	302,339
Weighted average remaining contractual life of share options exercisable (years)	3 years 9 months 7 days	4 years 11 months 8 days
Weighted average exercisable price, options expired (in USD per share)	$ 24.27	$ 28.71
Exercise price range three | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	22.63	27.53
Exercise price range three | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 27.73	$ 33.19
Exercise price range four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,896,698	1,855,419
Weighted average remaining contractual life of outstanding share options (years)	5 years 6 months 3 days	6 years 3 months
Weighted average exercise price, options outstanding (in USD per share)	$ 31.49	$ 45.76
Number of share options exercisable (in shares) | shares	291,923	286,652
Weighted average remaining contractual life of share options exercisable (years)	3 years 9 months 14 days	5 years 25 days
Weighted average exercisable price, options expired (in USD per share)	$ 31.80	$ 38.86
Exercise price range four | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	27.74	33.20
Exercise price range four | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 41.54	$ 65.89
Exercise price range five
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,078,218	2,856,161
Weighted average remaining contractual life of outstanding share options (years)	5 years 5 months 1 day	6 years 2 months 19 days
Weighted average exercise price, options outstanding (in USD per share)	$ 62.27	$ 75.73
Number of share options exercisable (in shares) | shares	966,358	198,179
Weighted average remaining contractual life of share options exercisable (years)	5 years 4 months 17 days	6 years 1 month 20 days
Weighted average exercisable price, options expired (in USD per share)	$ 63.92	$ 76.67
Exercise price range five | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	41.55	65.90
Exercise price range five | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 93.45	$ 94.03